Short-Term Bank Loans (Details) ¥ in Millions		1 Months Ended					12 Months Ended
	Mar. 14, 2022 USD ($)	Jun. 24, 2022 USD ($)	Jun. 15, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 16, 2021 USD ($)	Mar. 18, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 24, 2022 CNY (¥)	Jun. 15, 2022 CNY (¥)	Mar. 14, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 16, 2021 CNY (¥)	Mar. 18, 2021 CNY (¥)
Short-Term Bank Loans (Details) [Line Items]
Borrowing amount		$ 1,405,780		$ 1,548,000						¥ 10			¥ 10
Working capital term				1 year
Maturity date		Jun. 24, 2023		Jun. 30, 2022
Fixed interest rate		4.20%		4.50%						4.20%			4.50%
Interest expense							$ 199,852	$ 149,303	$ 157,528
LRC Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Borrowing amount	$ 1,124,624		$ 1,405,780		$ 1,548,000	$ 1,238,400					¥ 10	¥ 8		¥ 10	¥ 8
Working capital term	1 year		1 year		1 year	1 year
Maturity date	Mar. 13, 2023		Jun. 14, 2023		Jun. 15, 2022	Mar. 17, 2022
Fixed interest rate	4.62%		4.62%		4.81%	4.81%					4.62%	4.62%		4.81%	4.81%